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SEC FILE NUMBER: 001-34168
CUSIP NUMBER: G6891W101

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM 12b-25
NOTIFICATION OF LATE FILING

(Check One):	☐ Form 10-K ☐ Form 20-F ☐ Form 11-K ☐ Form 10-Q ☐ Form N-SAR ☐ Form N-CSR

For Period Ended: _______________

☐ Transition Report on Form 10-K
☒ Transition Report on Form 20-F
☐ Transition Report on Form 11-K
☐ Transition Report on Form 10-Q
☐ Transition Report on Form N-SAR

For the Transition Period Ended: June 30, 2009

Read Instruction (on back page) Before Preparing Form. Please Print or Type.
Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates:
______________________________________________________________________________

PART I -- REGISTRANT INFORMATION

Pansoft Company Limited

Full name of registrant:

N/A

Former name if applicable:

3/F Qilu Software Park Building, Jinan Hi-Tech Zone

Address of principal executive office (Street and number):

Jinan, Shandong, People’s Republic of China 250101

City, state and zip code

PART II -- RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate.)

	(a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

☒	(b)
The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K or Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

	(c)	The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III -- NARRATIVE

        As disclosed in the Form 8-K filed on December 16, 2009 by Pansoft Company Limited (the “Company”), on December 11, 2009, the Board of Directors of the Company authorized a change of fiscal year end to June 30 from December 31.  As a result, the Company is required to file a transition report on Form 20-F for the transition period of January 1, 2009 to June 30, 2009 within six months of December 11, 2009, or on or prior to March 10, 2010.  Under Rule 15d-10g4 of the Securities Exchange Act of 1034, as amended (the “Exchange Act”), the Company may provide only unaudited financial statements for the transition period in the transition report, and defer the filing of audited financial statements for such period until the Company files its annual report on Form 20-F for the fiscal year ending June 30, 2010.  However, the Company has decided to provide audited financial statements voluntarily in the transition report, because the Company believes that this is a more efficient approach to manage its resources, while providing investors, in a more timely manner, with the most accurate financial information for the transition period.  Because of the additional time required to complete the auditing work, the Company is not able to file the transition report on or prior to March 10, 2010 and intends to file such report within the time period prescribed under Rule 12b-25 of the Exchange Act.

PART IV -- OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification

Allen Zhang	+86531	8887-1159
(Name)	(Area Code)	(Telephone Number)

(2)
Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

☒ Yes ☐ No

(3)
Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

☐ Yes ☒ No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

                                      Pansoft Company Limited

                                            (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date: March 10, 2010	By:	/s/ Allen Zhang
Allen Zhang
Chief Financial Officer